ACCOUNTS RECEIVABLE, NET (Details Narrative) ¥ in Millions	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2022 CNY (¥)	Oct. 16, 2021 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for bad debt	$ (16,776)		$ 755,472
Accounts Receivable, Allowance for Credit Loss	6,872	$ 26,272
Accounts Receivable, Related Parties	$ 1,094,855				$ 356,927
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Third Party Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk percentage	67.00%
Third Party Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Related Parties	$ 1,100,000			¥ 7.5